Policyholder claims and benefits	12 Months Ended
Dec. 31, 2017
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Policyholder claims and benefits

12 Policyholder claims and benefits

	2017	2016	2015
Benefits and claims paid life	23,634	23,877	23,130
Benefits and claims paid non-life	1,903	2,052	2,128
Change in valuation of liabilities for insurance contracts	22,741	16,193	7,880
Change in valuation of liabilities for investment contracts	(2,644)	(104)	(6,678)
Other	(34)	(45)	(17)
Total	45,599	41,974	26,443

Policyholder claims and benefits includes claims and benefits in excess of account value for products for which deposit accounting is applied and the change in valuation of liabilities for insurance and investment contracts. The lines Change in valuation of liabilities for insurance contracts and Change in valuation of liabilities for investment contracts reflect changes in technical provisions resulting from net fair value changes on for account of policyholder financial assets included in note 10 Results from financial transactions of EUR 20,524 million (2016: EUR 15,121 million, 2015: EUR (110) million). In addition, the line Change in valuation of liabilities for insurance contracts includes an increase of technical provisions for life insurance contracts of EUR 601 million (2016: increase of EUR 2,349 million, 2015: increase of EUR 3,410 million).